Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Feb. 28, 2025	Feb. 28, 2024	Feb. 28, 2023	Feb. 28, 2022	Sep. 21, 2021	Feb. 28, 2021	Feb. 28, 2020	Mar. 19, 2019
Hoya Capital High Dividend Yield ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Hoya Capital High Dividend Yield ETF NAV
Account Value	$ 9,589	$ 8,351	$ 8,463	$ 9,865	$ 10,000
Hoya Capital Housing ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Hoya Capital Housing ETF NAV
Account Value	$ 21,125	18,944	15,285	16,913		$ 14,758	$ 10,888	$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 14,410	12,170	9,329	10,107	10,000
Dow Jones U.S. Real Estate Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Real Estate Total Return Index
Account Value	$ 10,343	9,031	8,565	9,711	$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 23,149	19,551	14,987	16,236		13,949	10,625	10,000
S&P MidCap 400 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Total Return Index
Account Value	$ 17,891	$ 16,461	$ 14,562	$ 14,653		$ 13,570	$ 9,708	$ 10,000